ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4 -	ACCOUNTS RECEIVABLE

	June 30,
	2016	2017

Accounts receivable	$279,650	$294,641
Allowance for doubtful accounts	(42,471)	(48,089)

	$237,179	$246,552

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2015	2016	2017

Balance at the beginning of year	$25,691	$34,259	$42,471
Additions	13,907	12,000	7,400
Deconsolidation of a subsidiary	-	-	(160)
Written off	(5,499)	(714)	(784)
Translation adjustment	160	(3,074)	(838)

Balance at the end of year	$34,259	$42,471	$48,089